Qualitative and quantitative information on financial risks - Summary of Groups Financial Liabilities into Relevant Maturity Groupings (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Financial liabilities	€ 1,470,039	€ 1,403,911
Derivative financial instruments
Disclosure of financial liabilities [line items]
Financial liabilities	897	2,362
Trade payables and customer advances
Disclosure of financial liabilities [line items]
Financial liabilities	314,137	270,936
Liquidity risk
Disclosure of financial liabilities [line items]
Financial liabilities	1,470,039	1,403,911
Total contractual cash flows	1,561,879	1,448,877
Liquidity risk | Year 1
Disclosure of financial liabilities [line items]
Financial liabilities	773,956	720,313
Liquidity risk | Year 2
Disclosure of financial liabilities [line items]
Financial liabilities	207,363	260,037
Liquidity risk | Year 3
Disclosure of financial liabilities [line items]
Financial liabilities	115,158	103,348
Liquidity risk | Beyond
Disclosure of financial liabilities [line items]
Financial liabilities	465,402	365,179
Liquidity risk | Derivative financial instruments
Disclosure of financial liabilities [line items]
Financial liabilities	897	2,362
Total contractual cash flows	897	2,362
Liquidity risk | Derivative financial instruments | Year 1
Disclosure of financial liabilities [line items]
Financial liabilities	897	2,362
Liquidity risk | Derivative financial instruments | Year 2
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Liquidity risk | Derivative financial instruments | Year 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Liquidity risk | Derivative financial instruments | Beyond
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Liquidity risk | Trade payables and customer advances
Disclosure of financial liabilities [line items]
Financial liabilities	314,137	270,936
Total contractual cash flows	314,137	270,936
Liquidity risk | Trade payables and customer advances | Year 1
Disclosure of financial liabilities [line items]
Financial liabilities	314,137	270,936
Liquidity risk | Trade payables and customer advances | Year 2
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Liquidity risk | Trade payables and customer advances | Year 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Liquidity risk | Trade payables and customer advances | Beyond
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Liquidity risk | Borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	402,622	471,055
Total contractual cash flows	411,600	482,913
Liquidity risk | Borrowings | Year 1
Disclosure of financial liabilities [line items]
Financial liabilities	294,537	290,470
Liquidity risk | Borrowings | Year 2
Disclosure of financial liabilities [line items]
Financial liabilities	88,235	139,257
Liquidity risk | Borrowings | Year 3
Disclosure of financial liabilities [line items]
Financial liabilities	20,123	36,536
Liquidity risk | Borrowings | Beyond
Disclosure of financial liabilities [line items]
Financial liabilities	8,705	16,650
Liquidity risk | Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	593,725	443,507
Total contractual cash flows	676,587	476,615
Liquidity risk | Lease liabilities | Year 1
Disclosure of financial liabilities [line items]
Financial liabilities	142,283	119,287
Liquidity risk | Lease liabilities | Year 2
Disclosure of financial liabilities [line items]
Financial liabilities	119,128	97,148
Liquidity risk | Lease liabilities | Year 3
Disclosure of financial liabilities [line items]
Financial liabilities	95,035	66,812
Liquidity risk | Lease liabilities | Beyond
Disclosure of financial liabilities [line items]
Financial liabilities	320,141	193,368
Liquidity risk | Other current and non-current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	158,658	216,051
Total contractual cash flows	158,658	216,051
Liquidity risk | Other current and non-current financial liabilities | Year 1
Disclosure of financial liabilities [line items]
Financial liabilities	22,102	37,258
Liquidity risk | Other current and non-current financial liabilities | Year 2
Disclosure of financial liabilities [line items]
Financial liabilities	0	23,632
Liquidity risk | Other current and non-current financial liabilities | Year 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Liquidity risk | Other current and non-current financial liabilities | Beyond
Disclosure of financial liabilities [line items]
Financial liabilities	€ 136,556	€ 155,161